Restructuring Charges And Asset Impairments (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges And Asset Impairments (Tables) [Abstract]
Changes in accrued restructuring charges
The changes in the accrued restructuring charges for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Employee	Non-cash
	termination	write-downs and	Other associated
	benefits	disposals*	costs	Total

Balance at March 31, 2008	10,893	—	5,669	16,562
SME acquisition	8,980	—	2,637	11,617
Restructuring costs	56,385	10,182	8,823	75,390
Non-cash charges	—	(10,182)	—	(10,182)
Cash payments	(21,900)	—	(5,160)	(27,060)
Adjustments	(545)	—	(508)	(1,053)

Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559

*	Significant asset impairments excluded from restructuring charges are described below.

Cost incurred in restructuring program by segment

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Consumer, Professional & Devices	53,732	68,640	38,018
Networked Products & Services	3,062	3,682	7,021
Pictures	4,908	5,605	2,722
Music	6,337	5,225	2,662
Financial Services	789	5,078	5,010
All Other and Corporate	6,562	28,242	6,885

Total net charges	75,390	116,472	62,318